MAINSTAY VP FUNDS TRUST

MainStay VP Mellon Natural Resources Portfolio

(the “Portfolio”)

Supplement dated November 12, 2020 (“Supplement”) to the
Summary Prospectuses and Prospectuses each dated May 1, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses and Prospectuses.

1.	Effective immediately, Brock Campbell, Albert Chu and David S. Intoppa will be added as portfolio managers for the Portfolio.

2.	Effective November 20, 2020, Robin Wehbe will no longer serve as a portfolio manager for the Portfolio. All references to Mr. Wehbe are deleted.

3.	The table in the sections entitled “Management” of the Prospectuses and Summary Prospectuses with respect to the Portfolio is amended to include:

Mellon Investments Corporation	Albert Chu, Director, Senior Research Analyst	Since November 2020
	David S. Intoppa, Director, Senior Research Analyst	Since November 2020
	Brock Campbell, Director, Senior Research Analyst	Since November 2020

4.	In the section of the Prospectuses entitled “The Fund and its Management,” the subsection entitled “Portfolio Manager Biographies” is amended to include the following:

Brock Campbell, CFA	Mr. Campbell has managed the MainStay VP Mellon Natural Resources Portfolio since November 2020. He joined Mellon Investments Corporation in 2005 and has 15 years of industry experience. Mr. Campbell is a portfolio manager for the Global Natural Resources strategies, as well as a senior research analyst on the Global Equity Research team. He is responsible for covering infrastructure-related equities, including electric, industrial and communication infrastructure companies. Inclusive of his coverage is a focus on the Energy Transition theme. Previously at the firm, Mr. Campbell was a research associate supporting senior analysts covering the Energy, Utilities and Materials sectors. He has also served as a portfolio assistant. He obtained a BA in political science and economics from Wheaton College. He holds the CFA® designation and is a member of the CFA Institute. Mr. Campbell has been in the investment industry since 2005.

Albert Chu, CFA	Mr. Chu has managed the MainStay VP Mellon Natural Resources Portfolio since November 2020. He joined Mellon Investments Corporation in 2019 and has 20 years of industry experience. Mr. Chu is a portfolio manager for the firm’s Global Natural Resources strategies and a senior research analyst on the Global Equity Research team. He is responsible for covering the Energy and Materials sectors. Mr. Chu began his investment management career in 1998. Prior to joining the firm, he spent several years as a senior energy analyst for SAC Capital and as an energy portfolio manager at Citadel LLC where he was responsible for managing a long/short equity portfolio focused on Energy and Materials. Mr. Chu earned his BA in political science and Asian Studies from the University of Michigan at Ann Arbor and his MBA from Cornell University. Mr. Chu also holds the CFA® designation.
David S. Intoppa	Mr. Intoppa has managed the MainStay VP Mellon Natural Resources Portfolio since November 2020. He joined Mellon Investments Corporation in 2006 and has 20 years of industry experience. Mr. Intoppa is a portfolio manager for our Global Natural Resources strategies and senior research analyst covering the Energy, Industrials, Materials and Utilities sectors. He is also a member of the BNY Mellon Proxy Committee. Prior to joining the firm, Mr. Intoppa was a research associate at State Street Research & Management Co., covering the Energy sector. He has been in the investment industry since 2000. Mr. Intoppa earned a BA in economics from Tufts University and an MBA in finance and accounting from New York University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY VP FUNDS TRUST

MainStay VP Mellon Natural Resources Portfolio

(the “Portfolio”)

Supplement dated November 12, 2020 (“Supplement”) to the

Statement of Additional Information (“SAI”), dated May 1, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

The SAI section entitled “Portfolio Managers” is amended as follows:

1.	Effective immediately, the table beginning on page 111 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Brock Campbell*	MainStay VP Mellon Natural Resources Portfolio	3 RICs $2,072,744,739	1 Account $198,800,701	27 Accounts $5,687,455,646	0	0	0
Albert Chu*	MainStay VP Mellon Natural Resources Portfolio	6 RICs $2,818,568,348	1 Account $198,800,701	22 Accounts $4,216,664,058	0	0	0
David S. Intoppa*	MainStay VP Mellon Natural Resources Portfolio	8 RICs $3,336,284,689	3 Accounts $274,756,409	42 Accounts $4,346,018,891	0	0	0

*The information presented for Messrs. Campbell, Chu and Intoppa is as of September 30, 2020.

2.	Effective November 20, 2020, Robin Wehbe will no longer serve as a portfolio manager for the Portfolio. All references to Mr. Wehbe are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.